NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Schedule of gain on sale of subsidiary
	Six Months Ended June 30, 2023			Six Months Ended June 30, 2022
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$-	$-	$-	$-	$-
Accounting	-	-	-		2,000	2,000
Click Based and Impressions Ads	-	-	-	247	-	247
Publishing and Distribution	-	-	-	310	150	460
Server	-	-	-	-	-	-
	$-	$-	$-	$557	$2,150	$2,707

Assets	-
Intercompany	-
Total Assets sold	-

Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967

Gain on sale of subsidiaries	5,967

Schedule of Sales recognized
	December 31, 2022			December 31, 2021
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$-	$-	$-	$10,200	$10,200
Click Based and Impression Ads	$475	$-	$475	$517	$-	$517
Publishing and Distribution	$310	$150	$460	$3,660	$1,283	$4,943
Accounting	$-	$2,000	$2,000	$-	$-	$-
	$785	$2,150	$2,935	$4,177	$11,483	$15,660

Schedule of revenue
	June 30,	June 30,
	2023	2022

Deferred Revenue	$-	$-

	December 31,	December 31,
	2022	2021

Deferred Revenue	$-	$-

Schedule of Basic and Diluted Net (Loss) per Share
	Six Months June 30, 2023	Six Months June 30, 2022
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(37,778)	$(510,422)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(37,778)	$(510,422)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	13,385,047	13,333,692

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.00)	$(0.04)
Diluted	$(0.00)	$(0.04)
	Three Months June 30, 2023	Three Months June 30, 2022
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(13,333)	$(204,884)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(13,333)	$(204,884)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	13,385,047	13,333,692

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.00)	$(0.04)
Diluted	$(0.00)	$(0.04)

	December 31,
	2022	2021
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(739,975)	$(450,793)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(739,975)	$(450,793)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	13,346,912	12,989,835

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.06)	$(0.03)
Diluted	$(0.06)	$(0.03)

Schedule of fair value of cash and brokerage
December 31, 2021	Total	Level 1	Level 2	Level 3

Cash	$4,320	$4,320	$-	$-
Investments in trading securities	558,945	558,945	-	-
Total	$593,265	$593,265	$-	$-
December 31, 2022

Cash	$2,930	$2,930	$-	$-
Investments in trading securities	0.00	0.00	-	-
Total	$2,930	$2,930	$-	$-

Schedule of deferred tax assets
	June 30, 2023	Dec 31, 2022
Net operating loss	$916,586	$908,653
Valuation allowance	(916,586)	(908,653)
Net deferred tax asset	-	-

	Dec. 31, 2022	Dec. 31, 2021
Net operating loss	$908,653	$753,258
Valuation allowance	(908,653)	(753,258)
Net deferred tax asset	-	-